Property, Plant and Equipment (“PP&E”) (Tables)	3 Months Ended
Mar. 31, 2026
Property, Plant and Equipment (“PP&E”) [Abstract]
Schedule of Property, Plant and Equipment (“PP&E”)
	Developed properties	Right-of-use assets	Corporate assets	Total
Cost
Balance as at December 31, 2025	$1,313,717	$3,982	$1,127	$1,318,826
Additions	47,382	3,240	814	51,436
Transfers of right-of-use assets	1,995	(1,995)	-	-
Change in decommissioning liabilities	204	-	-	204
Balance as at March 31, 2026	1,363,298	5,227	1,941	1,370,466
Accumulated Depletion, Depreciation and Amortization
Balance as at December 31, 2025	327,145	916	671	328,732
Depletion and depreciation (1)	20,229	219	61	20,509
Balance as at March 31, 2026	347,374	1,135	732	349,241
Net Book Value
Balance as at December 31, 2025	$986,572	$3,066	$456	$990,094
Balance as at March 31, 2026	$1,015,924	$4,092	$1,209	$1,021,225

(1)	As at March 31, 2026, $0.8 million of depletion and depreciation was capitalized to inventory (December 31, 2025 - $1.0 million).